Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information

Note 11—Segment Information

The Company operates in three business segments: merchant acquiring, payment processing and business solutions.

The merchant acquiring segment consists of revenues from services that allow merchants to accept electronic methods of payment. In the merchant acquiring segment, revenues include a discount fee and membership fees charged to merchants, debit network fees and rental fees from POS devices and other equipment, net of credit card interchange and assessment fees charged by credit cards associations (such as VISA or MasterCard) or payment networks. The discount fee is generally a percentage of the transaction value. We also charge merchants for other services that are unrelated to the number of transactions or the transaction value.

The payment processing segment revenues are comprised of revenues related to providing access to the ATH network and other card networks to financial institutions, including related services such as authorization, processing, management and recording of ATM and POS transactions, and ATM management and monitoring. Payment processing revenues also include revenues from card processing services (such as credit and debit card processing, authorization and settlement and fraud monitoring and control to debit or credit issuers), payment processing services (such as payment and billing products for merchants, businesses and financial institutions) and electronic benefit transfer (“EBT”) (which principally consist of services to the government of Puerto Rico for the delivery of benefits to participants).

For ATH network and processing services, revenues are primarily driven by the number of transactions processed. Revenues are derived primarily from network fees, transaction switching and processing fees, and the leasing POS devices. For card issuer processing, revenues are primarily dependent upon the number of cardholder accounts on file, transactions and authorizations processed, the number of cards embossed and other processing services. For EBT services, revenues are primarily derived from the number of beneficiaries on file.

The business solutions segment consist of revenues from a full suite of business process management solutions in various product areas such as core bank processing, network hosting and management, IT professional services, business process outsourcing, item processing, cash processing, and fulfillment. Core bank processing and network services revenues are derived in part from a recurrent fee and from fees based on the number of accounts on file (i.e. savings or checking accounts, loans, etc) or computer resources utilized. Revenues from other processing services within the business solutions segment are generally volume-based and depend on factors such as the number of accounts processed. In addition, we are a reseller of hardware and software products and these resale transactions are generally one-time transactions.

The Company’s business segments are organized based on the nature of products and services. The Chief Operating Decision Maker (“CODM”) reviews their separate financial information to assess performance and to allocate resources.

Management evaluates the operating results of each of its reportable segments based upon revenues and operating income. Segment asset disclosure is not used by the CODM as a measure of segment performance since the segment evaluation is driven by earnings. As such, segment assets are not disclosed in the notes to the accompanying unaudited consolidated financial statements.

The following tables set forth information about the Company’s operations by its three business segments for the periods indicated:

(Dollar amounts in thousands)	Merchant acquiring, net	Payment processing	Business solutions	Other		Total
Three months ended September 30, 2013
Revenues	$18,211	$32,342	$44,472	$(7,611	)(1)	$87,414
Income from operations	8,568	14,056	11,282	(12,042	)(2)	21,864
Three months ended September 30, 2012
Revenues	16,810	28,463	43,745	(5,179	)(1)	83,839
Income from operations	8,225	13,587	7,801	(11,731	)(2)	17,882

(1)	Represents the elimination of intersegment revenues for services provided by the payment processing segment to the merchant acquiring segment, and other miscellaneous intersegment revenues.
(2)	Primarily represents non-operating depreciation and amortization expenses generated as a result of the Merger and certain non-recurring fees and expenses.

(Dollar amounts in thousands)	Merchant acquiring, net	Payment processing	Business solutions	Other		Total
Nine months ended September 30, 2013
Revenues	$53,835	$92,168	$136,965	$(19,040	)(1)	$263,928
Income from operations	25,963	38,536	30,600	(35,898	)(2)	59,201
Nine months ended September 30, 2012
Revenues	51,499	85,711	129,214	(15,725	)(1)	250,699
Income from operations	24,736	38,652	25,751	(35,185	)(2)	53,954

(1)	Represents the elimination of intersegment revenues for services provided by the payment processing segment to the merchant acquiring segment, and other miscellaneous intersegment revenues.
(2)	Primarily represents non-operating depreciation and amortization expenses generated as a result of the Merger and certain non-recurring fees and expenses.

The reconciliation of income from operations to consolidated net income for the three and nine months ended September 30, 2013 and 2012 is as follows:

	Three months ended September 30,		Nine months ended September 30,
(Dollar amounts in thousands)	2013	2012	2013	2012
Segment income from operations
Merchant acquiring	$8,568	$8,225	$25,963	$24,736
Payment processing	14,056	13,587	38,536	38,652
Business solutions	11,282	7,801	30,600	25,751

Total segment income from operations	33,906	29,613	95,099	89,139
Merger related depreciation and amortization and other unallocated expenses(1)	(12,042)	(11,731)	(35,898)	(35,185)

Income from operations	$21,864	$17,882	$59,201	$53,954

Interest expense, net	(6,349)	(14,746)	(31,267)	(38,977)
Earnings of equity method investment	198	(472)	823	103
Other income (expenses)	448	855	(77,020)	(9,802)
Income tax (expense) benefit	(1,358)	(1,243)	3,603	(1,501)

Net income (loss)	$14,803	$2,276	$(44,660)	$3,777

(1)	Primarily represents non-operating depreciation and amortization expenses generated as a result of the Merger and certain non-recurring fees and expenses.

Note 21—Segment Information

The Company operates in three business segments: merchant acquiring, payment processing and business solutions.

The merchant acquiring segment consists of revenues from services that allow merchants to accept electronic methods of payment. In the merchant acquiring segment, revenues include a discount fee and membership fees charged to merchants, debit network fees and rental income from point-of-sale (“POS”) devices and other equipment, net of credit card interchange and assessment fees charged by credit cards associations (such as VISA or MasterCard) or payment networks. The discount fee is generally a percentage of the transaction value. We also charge merchants for other services that are unrelated to the number of transactions or the transaction value.

The payment processing segment revenues are comprised of revenues related to providing access to the ATH network and other card networks to financial institutions, including related services such as authorization, processing, management and recording of ATM and POS transactions, and ATM management and monitoring. Payment processing revenues also include revenues from card processing services (such as credit and debit card processing, authorization and settlement and fraud monitoring and control to debit or credit issuers), payment processing services (such as payment and billing products for merchants, businesses and financial institutions) and electronic benefit transfer (“EBT”) (which principally consist of services to the Puerto Rico government for the delivery of government benefits to participants).

For ATH network and processing services, revenues are primarily driven by the number of transactions processed. Revenues are derived primarily from network fees, transaction switching and processing fees, and the selling and leasing POS devices. For card issuer processing, revenues are primarily dependent upon the number of cardholder accounts on file, transactions and authorizations processed, the number of cards embossed and other processing services. For EBT services, revenues are primarily derived from the number of beneficiaries on file.

In September 2012, the Company renamed the transaction processing segment to payment processing segment. The change of name does not constitute a change in the segment composition.

The business solutions segment consist of revenues from a full suite of business process management solutions in various product areas such as core bank processing, network hosting and management, IT professional services, business process outsourcing, item processing, cash processing, and fulfillment. Core bank processing and network services revenues are derived in part from a recurrent fee and from fees based on the number of accounts on file (i.e. savings or checking accounts, loans, etc) or computer resources utilized. Revenues from other processing services within the business solutions segment are generally volume-based and depend on factors such as the number of accounts processed.

The Company’s business segments are organized based on the nature of products and services. The Chief Operating Decision Maker (“CODM”) reviews their separate financial information to assess performance and to allocate resources.

Management evaluates the operating results of each of its reportable segments based upon revenues and operating income. Segment asset disclosure is not used by the CODM as a measure of segment performance since the segment evaluation is driven by earnings. As such, segment assets are not disclosed in the notes to the accompanying consolidated and combined financial statements.

The following tables set forth information about the Company’s operations by its three business segments for the periods indicated:

(Dollar amounts in thousands)	Merchant acquiring, net	Payment processing	Business solutions	Other		Total
Year ended December 31, 2012
Revenues	$69,591	$116,019	$177,292	$(21,218	)(1)	$341,684
Income from operations	33,836	53,682	39,845	(47,717	)(2)	79,646
Year ended December 31, 2011
Revenues	61,997	105,184	173,434	(19,493	)(1)	321,122
Income from operations	30,258	45,031	36,690	(49,464	)(2)	62,515

(1)	Represents the elimination of intersegment revenues for services provided by the payment processing segment to the merchant acquiring segment, and other miscellaneous intersegment revenues.
(2)	Represents certain incremental depreciation and amortization expenses generated as a result of the Merger non-recurring compensation and benefits expenses and professional fees.

The reconciliation of income from operations to consolidated net income is as follows:

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Segment income from operations
Merchant acquiring	$33,836	$30,258
Payment processing	53,682	45,031
Business solutions	39,845	36,690

Total segment income from operations	127,363	111,979
Merger related depreciation and amortization and other unallocated expenses(1)	(47,717)	(49,464)

Income from operations	$79,646	$62,515

Interest expense, net	(54,011)	(50,160)
Earnings of equity method investment	564	833
Other expenses	(8,491)	(18,201)
Income tax benefit	59,658	29,227

Net income	$77,366	$24,214

(1)	Represents certain incremental depreciation and amortization expenses generated as a result of the Merger non-recurring compensation and benefits expenses and professional fees.

The geographic segment information below is classified based on the geographic location of the Company’s subsidiaries:

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Revenues(1)
Puerto Rico	$294,479	$281,392
Caribbean	16,280	13,051
Latin America	30,925	26,679

Total revenues	$341,684	$321,122

(1)	Revenues are based on subsidiaries’ country of domicile.

Major customers

For the years ended December 31, 2012 and 2011, the Company had one major customer which accounted for approximately $151.4 million or 44% and $147.1 million or 46%, respectively, of total revenues. See Note 19.

Our next largest customer, the Government of Puerto Rico, consolidating all individual agencies and public corporations, represented 9% and 11% of our total revenues for the years ended December 31, 2012 and 2011, respectively.